Freight Costs	12 Months Ended
Dec. 31, 2014
Freight Costs [Abstract]
Freight Costs
(18) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2014, 2013 and 2012, freight costs included in cost of goods sold were RMB3,603 (US$581), RMB3,738 and RMB2,527, respectively, and RMB10,196 (US$1,643), RMB11,770 and RMB10,534, respectively, were included in selling expenses.